GOODWILL AND INTANGIBLE ASSETS - Aggregate Intangible Assets Amortization Expense by Segment (Detail) - USD ($) $ in Millions	12 Months Ended
	Jan. 03, 2015	Dec. 28, 2013	Dec. 29, 2012
Finite-Lived Intangible Assets [Line Items]
Amortization of intangible assets, discontinued operations	$ 2.9	$ 4.2	$ 22.2
Amortization of intangible Assets	186.4	203.3	207.4
Construction and Do It Yourself
Finite-Lived Intangible Assets [Line Items]
Amortization of intangible Assets	40.7	47.2	44.4
Industrial Segment
Finite-Lived Intangible Assets [Line Items]
Amortization of intangible Assets	66.9	65.4	50.9
Securities Industry [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization of intangible Assets	$ 78.8	$ 90.7	$ 112.1